Commitments and Contingencies (Predecessor)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Contingencies
Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. As of December 31, 2022, management is not aware of any material claims or contingent liabilities, which have not been disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.
Commitments
The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters duration was approximately 6 months and extension periods vary from 2 to 4 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

As at December 31, 2022, the Company had an aggregate amount of unrecognized unconditional purchase obligations amounting to $23,562, in connection with the agreements to acquire two vessels from an affiliated party, under which the Company had paid an advance of such purchase prices (Note 5) and the balance was paid on the delivery of the vessels (Note 14).
As at December 31, 2022, all of the Company’s vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2022 and until their expiration falling within 2023 is estimated at $4,121. For index-linked time charter contracts the calculation was made using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed periods time charters (these amounts do not include any assumed off-hire).

United Maritime Predecessor [Member]
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Commitments

As at July 5, 2022, future minimum contractual charter revenue based on vessel’s committed non-cancelable time charter contracts using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed period time charters (these amounts do not include any assumed off-hire) is estimated at $4,705,066.

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Subsidiary s vessel. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying financial statements.

The Subsidiary accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying financial statements. The Subsidiary is covered for liabilities associated with the individual vessel’s actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.